Summary of Significant Accounting Policies - Fair Value of Financial Instruments (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Fair value of financial instruments
Fair value of convertible senior notes		¥ 4,090,808	¥ 4,382,445
Convertible senior notes	$ 629,375	4,094,903	4,381,698
Recent Changes in Accounting Standards
Period of unconditional right of return offered to customers	7 days
Expected returns period (in days)	7 days
Recurring
Fair value of financial instruments
Available-for-sale investments- marketable equity securities		352	240,889
Available-for-sale investments-debt security		145,930	167,055
Recurring | Level 1
Fair value of financial instruments
Available-for-sale investments- marketable equity securities		352	240,889
Recurring | Level 2
Fair value of financial instruments
Available-for-sale investments-debt security		¥ 145,930	¥ 167,055